RELATED PARTY TRANSACTIONS - Consolidated Statements of Financial Position (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Trade and other receivables	€ 21,122	€ 20,072
Trade payables and other liabilities	(25,520)	(19,946)
Deferred consideration - current	0	(1,244)
Loans payable	(3,512)	(6,579)
Shareholders, Key Management Personnel and Members
RELATED PARTY TRANSACTIONS
Trade payables and other liabilities	(382)	(1,857)
Deferred consideration - current		(1,244)
Loans payable		(6,579)
Net related party payable	€ (382)	€ (9,680)